STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

Stock Incentive Plans

2014 Global Digital Solutions Equity Incentive Plan

On May 9, 2014, our shareholders approved the 2014 Global Digital Solutions Equity Incentive Plan (“Plan”) and reserved 20,000,000 shares of our common stock for issuance pursuant to awards thereunder, including options, stock appreciation right, restricted stock, restricted stock units, performance awards, dividend equivalents, or other stock-based awards. The Plan is intended as an incentive, to retain in the employ of the Company, our directors, officers, employees, consultants and advisors, and to attract new officers, employees, directors, consultants and advisors whose services are considered valuable, to encourage the sense of proprietorship and to stimulate the active interest of such persons in the development and financial success of the Company and its subsidiaries.

In accordance with the ACS 718, Compensation – Stock Compensation, awards granted are valued at fair value at the grant date. The Company recognizes compensation expense on a pro rata straight-line basis over the requisite service period for stock-based compensation awards with both graded and cliff vesting terms. The Company recognizes the cumulative effect of a change in the number of awards expected to vest in compensation expense in the period of change. The Company has not capitalized any portion of its stock-based compensation.

Awards Issued Under Stock Incentive Plans

As of September 30, 2022, and December 31, 2021, we have outstanding 13,650,002 stock options - all of which are fully vested stock options that were granted to directors, officers and consultants. The outstanding stock options are exercisable at prices ranging from $0.006 to $0.64 and expire between February 2024 and December 2025, for an average exercise price per share of $0.60 and an average remaining term of 3.6 years as of June 30, 2022.

During the nine-month period ended September 30, 2022, and the year ended December 31, 2021, we did not recognize any stock-based compensation cost related to the outstanding stock options. The intrinsic value of options outstanding as of September 30, 2022, and December 31, 2021, was $0. Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the exercise price of the option multiplied by the number of options outstanding.

Restricted Stock Units

On October 10, 2014, we granted an employee 1 million RSU’s convertible into 1 million shares of the Company’s common stock, with a grant date fair market value of $100,000. The grant was made under our 2014 Equity Incentive Plan. 333,333 RSU’s will vest in respect of each calendar year (commencing January 1 and ending December 31) of the Company from 2015 through 2017 if the Company has achieved at least 90% of the total revenue and EBITDA midpoint targets set forth in the agreement. If less than 90% of the target is achieved in respect of any such fiscal year, then the number of RSU’s vesting for that fiscal year shall be 333,333 times the applicable percentage set forth in the agreement; provided that, if the Company shall exceed 100% of the revenue and EBITDA midpoint +-target for the 2018 or 2017 calendar year, and shall have failed to reach 90% of the target for a prior calendar year, the excess over 100% shall be applied to reduce the deficiency in the prior year(s), and an additional number of RSU’s shall vest to reflect the increased revenue for such prior calendar year. Any such excess shall be applied first to reduce any deficiency for the 2015 calendar year and then for the 2016 calendar year. The vesting of the RSU’s shall be effective upon the issuance of the audited financial statements of the Company for the applicable calendar year and shall be based upon the total revenue and EBITDA of the acquired companies as reflected in such financial statements.

The aggregate intrinsic value of the restricted stock grant was $0 as of September 30, 2022, and December 31, 2022.

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

We are authorized to issue 35,000,000 shares of noncumulative, non-voting, convertible preferred stock, $0.001 par value per share. At December 31, 2021 and 2020, 1,000,000 shares of preferred stock were outstanding.

On August 15, 2016, William J. Delgado, our current Chief Executive Officer, agreed to convert $231,565 of indebtedness owed to him by the Company into 1,000,000 shares of convertible preferred stock (the “Preferred Stock”). The Preferred Stock has voting rights as to one (1) preferred share to four hundred (400) shares of the common stock of the Company. The Preferred Stock is convertible into common stock at any time after issuance into 37% of the outstanding common stock of the Company at the time of the conversion. The conversion to common can only take place when there are an adequate number of shares that are available and is subject to normal stock adjustments (i.e. stock splits etc.) that are executed by the Company in its normal course of business.

Common Stock

We are authorized to issue 2,000,000,000 shares of common stock, $0.001 par value per share. At December 31, 2021 and 2020 there were 737,263,858 and, 668,338,264 shares were issued, outstanding, or vested but unissued under stock compensation plans, respectively.

Common Stock Warrant

We have issued warrants, which are fully vested and available for exercise, as follows:

Issued in
connection	Number	Exercise	Date of	Date	Date of
with or for	Outstanding	Price	Issue	Vested	Expiration
Financing	5,000,000	$0.01	May 10, 2019	May 10, 2019	May 10, 2022
Financing	3,750,000	$0.01	Jan. 21, 2019	Jan. 21, 2019	Jan. 21, 2024
Financing	12,000,000	$0.01	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2023
Financing	2,500,000	$0.01	Aug. 19, 2019	Aug. 19, 2019	Aug. 19, 2024
Financing	10,000,000	$0.01	March 1, 2021	March 1, 2021	March 1, 2031
Financing	20,000,000	$0.01	April 1, 2021	April 1, 2021	April 1, 2031
Financing	2,096,875	$0.01	June 6, 2021	June 6, 2021	June 6, 2024
Financing	12,000,000	$0.01	Jan 1, 2021	Jan 1, 2021	Jan 1, 2026
Financing	1,000,000	$0.01	Feb. 1, 2023	Feb. 1, 2023	Feb. 1, 2026
Financing	1,000,000	$0.01	March 1, 2021	March 3, 2021	March 5, 2021
Financing	1,000,000	$0.01	April 1, 2021	April 1, 2021	April 1, 2026
Financing	1,000,000	$0.01	May 1, 2021	May 3, 2021	May 6, 2021
Financing	1,000,000	$0.01	June 1, 2021	June 3, 2021	June 5, 2021
Financing	1,000,000	$0.01	July 1, 2021	July 3, 2021	July 5, 2021
Financing	1,000,000	$0.01	Aug. 1, 2021	Aug. 1, 2021	Aug. 1, 2026
Financing	1,000,000	$0.01	Sept. 1,2021	Sept. 1,2021	Sept. 1,2026
Financing	1,000,000	$0.01	Oct. 1, 2022	Oct. 1, 2022	Oct. 1, 2026
Financing	1,000,000	$0.01	Nov. 1, 2021	Nov. 1, 2021	Nov. 1, 2026
Financing	1,000,000	$0.01	Dec. 1, 2021	Dec. 1, 2021	Dec. 1, 2026
	78,346,875

All warrants are exercisable at any time through the date of expiration. All agreements provide for the number of shares to be adjusted in the event of a stock split, a reverse stock split, a share exchange or other conversion or exchange event in which case the number of warrants and the exercise price of the warrants shall be adjusted on a proportional basis.

The following is a summary of outstanding and exercisable warrants at December 31, 2021:

Outstanding			Exercisable

	Weighted
	Average	Outstanding
Range of	Number	Remaining		Number	Weighted
Exercise	Outstanding	Contractual	Average	Exercisable	Average
Prices	at 12/31/2021	Life (in yrs)	Exercise Price	at 12/31/2021	Exercise Price
$0.01	5,000,000	0.5	0.004	5,000,000	$0.01
$0.01	3,750,000	2.1	0.002	3,750,000	$0.01
$0.01	12,000,000	2	$0.01	12,000,000	$0.01
$0.01	2,500,000	2.8	$0.01	2,500,000	$0.01
$0.01	10,000,000	8.2	$0.01	10,000,000	$0.01
$0.01	20,000,000	8.3	$0.01	20,000,000	$0.01
$0.01	2,096,875	3.6	$0.01	2,096,875	$0.01
$0.01	12,000,000	5	$0.01	12,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.2	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.3	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.4	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.5	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.6	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.7	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.8	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.9	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
	78,346,875			78,346,875

The following is a summary of outstanding and exercisable warrants at December 31, 2020:

	Weighted
	Average	Weighted
Issued in	Number	Average
connection	Outstanding	Exercise	Date of	Date	Date of
with or for	at 12/31/2020	Price	Issue	Vested	Expiration
Financing	2,000,000	$0.01	May 15, 2018	May 15, 2018	May 15, 2018
Financing	5,000,000	$0.01	May 10, 2019	May 10, 2019	May 10, 2022
Financing	3,750,000	$0.01	Jan. 21, 2019	Jan. 21, 2019	Jan. 21, 2024
Financing	12,000,000	$0.01	Dec 31, 2020	Dec. 31, 2020	Dec. 31, 2023
Financing	2,500,000	$0.01	Aug. 19, 2019	Aug. 19, 2019	Aug. 19, 2024
	25,250,000

The intrinsic value of warrants outstanding at December 31, 2020 and 2019 was $0. Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the exercise price of the warrant multiplied by the number of warrants outstanding or exercisable.

Stock Incentive Plans

2014 Global Digital Solutions Equity Incentive Plan

On May 9, 2014, our shareholders approved the 2014 Global Digital Solutions Equity Incentive Plan (“Plan”) and reserved 20,000,000 shares of our common stock for issuance pursuant to awards thereunder, including options, stock appreciation right, restricted stock, restricted stock units, performance awards, dividend equivalents, or other stock-based awards. The Plan is intended as an incentive, to retain in the employ of the Company, our directors, officers, employees, consultants, and advisors, and to attract new officers, employees, directors, consultants and advisors whose services are considered valuable, to encourage the sense of proprietorship and to stimulate the active interest of such persons in the development and financial success of the Company and its subsidiaries.

In accordance with the ACS 718, Compensation – Stock Compensation, awards granted are valued at fair value at the grant date. The Company recognizes compensation expense on a pro rata straight-line basis over the requisite service period for stock-based compensation awards with both graded and cliff vesting terms. The Company recognizes the cumulative effect of a change in the number of awards expected to vest in compensation expense in the period of change. The Company has not capitalized any portion of its stock-based compensation.

  Stock-based compensation expense for the years ended December 31, 2021, and 2020 was $5,075 and $284,500, respectively.

Awards Issued Under Stock Incentive Plans

Stock Option Activity

On December 31, 1 and 2020 we have outstanding stock options of 12,900,000 and 13,650,002 respectively - all of which are fully-vested stock options that were granted to directors, officers and consultants. The outstanding stock options are exercisable at prices ranging from $0.006 to $0.64 and expire between February 2024 and December 2025, for an average exercise price per share of $0.60 and an average remaining term of 7.5 years as of December 31, 2018. During 2016 1,449,998 unvested stock options were either forfeited due to employees leaving the Company or cancelled by the Board due to performance levels not being met. Any compensation amount previously recognized on the straight-line basis relating to the unvested stock options were reversed in the period of cancellation or forfeiture. The remaining 533,334 options vested during the year ended December 31, 2016. In 2021 tre were 750,000 options exercised.

During the years ended December 31, 2021 and 2020 we did not recognize any stock-based compensation cost related to the outstanding stock options. The intrinsic value of options outstanding at December 31, 2021 and 2020 was $0. Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the exercise price of the option multiplied by the number of options outstanding.

Restricted Stock Units

On October 10, 2014 we granted an employee 1 million RSU’s convertible into 1 million shares of the Company’s common stock, with a grant date fair market value of $100,000. The grant was made under our 2014 Equity Incentive Plan. 333,333 RSU’s will vest in respect of each calendar year (commencing January 1 and ending December 31) of the Company from 2015 through 2017 if the Company has achieved at least 90% of the total revenue and EBITDA midpoint targets set forth in the agreement. If less than 90% of the target is achieved in respect of any such fiscal year, then the number of RSU’s vesting for that fiscal year shall be 333,333 times the applicable percentage set forth in the agreement; provided that, if the company shall exceed 100% of the revenue and EBITDA midpoint target for the 2018 or 2017 calendar year, and shall have failed to reach 90% of the target for a prior calendar year, the excess over 100% shall be applied to reduce the deficiency in the prior year(s), and an additional number of RSU’s shall vest to reflect the increased revenue for such prior calendar year. Any such excess shall be applied first to reduce any deficiency for the 2015 calendar year and then for the 2016 calendar year. The vesting of the RSU’s shall be effective upon the issuance of the audited financial statements of the Company for the applicable calendar year and shall be based upon the total revenue and EBITDA of the acquired companies as reflected in such financial statements.

Awards Not Issued Under Stock Incentive Plans

Restricted Stock Grants Awarded to Advisors

In order to align our senior advisors with the interest of the stakeholders of the Company, the Board of Directors of the Company has granted the advisors restricted stock awards valued at $0.17 to $0.364 per share which vest over a period of 12 – 24 months, subject to remaining an advisor for a minimum of twelve months, and which are forfeited if the advisor is terminated or is no longer an advisor on the anniversary of the advisory award, as follows:

					December 31, 2020
Name	Date of Grant	Number of Shares	Vest from	Vest To	Vested	Unvested	Forfeited
Mathew Kelley	4/17/13	1,250,000	4/30/13	3/31/14	1,250,000	—	—
	4/17/13	1,250,000	2/28/14	1/31/15	1,250,000	—	—

Richard J. Feldman	4/30/14	500,000	4/30/14	3/30/15	500,000	—	—
		500,000	4/30/15	3/30/16	375,000	—	125,000

Gary Gray	3/7/15	1,000,000	3/7/15	5/30/15	1,000,000	—	—

Ross Trevino	3/7/15	500,000	3/7/15	5/30/15	500,000	—	—
		5,000,000			4,875,000	—	125,000

The aggregate intrinsic value of the restricted stock grant was $0 on December 31, 2021 and 2020.